Reconciliation of The Bank of New York Mellon Corporation 401(k) Savings Plan Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of The Bank of New York Mellon Corporation 401(k) Savings Plan Financial Statements to Form 5500	Reconciliation of The Bank of New York Mellon Corporation 401(k) Savings Plan Financial
Statements to Form 5500

Benefit claims payable recorded on Form 5500 have been processed and approved for payment prior to December 31, 2025, but not yet paid as of that date. Form 5500 requires fully benefit-responsive investment contracts to be reported at fair value. Therefore, the adjustment from contract value to fair value for fully benefit-responsive investment contracts represents a reconciling item.

The following is a reconciliation of net assets available for plan benefits per the financial statements at December 31, 2025 and December 31, 2024, to Form 5500.

Reconciliation of net assets available for plan benefits	December 31,
	2025	2024
Net assets available for plan benefits per the financial statements	$11,022,497,843	$9,931,854,572
Benefit claims payable	(3,680,152)	(3,178,527)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,142,244)	(22,689,548)
Net assets available for plan benefits per Form 5500	$11,006,675,447	$9,905,986,497

The following is a reconciliation of benefits paid to participants per the financial statements for the years ended December 31, 2025 and December 31, 2024, to Form 5500.

Reconciliation of benefits paid to participants	Year ended December 31,
	2025	2024
Benefits paid to participants per the financial statements	$1,069,656,802	$926,353,132
Less: Benefit claims payable – prior year	3,178,527	2,587,636
Add: Benefit claims payable – current year	3,680,152	3,178,527
Benefits paid to participants per Form 5500	$1,070,158,427	$926,944,023